Operating leases as lessee (Detail Textuals) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Lease expense	$ 1,700,257	$ 1,954,959	$ 2,659,193
Total future lease obligation for the non-cancellable amounts	$ 307,899	$ 321,447	$ 368,998
Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Average lease period	11 months
Operating leases notice period	1 month
Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Average lease period	36 months
Operating leases notice period	3 months